CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 31,190	$ 18,795
Restricted cash	250
Short term bank deposits	38,351	13,107
Investment in marketable securities (Note 4)	43,275	23,693
Restricted investment in marketable securities (Note 4)	261	769
Accounts receivable:
Trade	3,236	314
Other (Note 11)	438	471
TOTAL CURRENT ASSETS	117,001	57,149
NON-CURRENT ASSETS:
Investment in marketable securities (Note 4)	17,532	32,285
Restricted investment in marketable securities (Note 4)	129
Investment in long term bank deposits		15,130
Property and equipment, net (Note 5)	938	646
Other	35	35
TOTAL NON-CURRENT ASSETS	18,634	48,096
TOTAL ASSETS	135,635	105,245
CURRENT LIABILITIES:
Current maturities of bank borrowing (Note 8c)	20	31
Accounts payable and accruals:
Trade	2,267	1,353
Deferred revenues		29
Other (Note 11)	2,984	2,169
Loan from the BIRD foundation (Note 8a)		476
TOTAL CURRENT LIABILITIES	5,271	4,058
LONG-TERM LIABILITIES:
Bank borrowing (Note 8c)		20
Liability for employee severance benefits (Note 6)	379	365
TOTAL LONG-TERM LIABILITIES	379	385
TOTAL LIABILITIES	5,650	4,443
COMMITMENTS (Note 7)
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.16 par value - authorized: 50,000,000 Ordinary Shares as of December 31, 2016 and December 31, 2015; issued and outstanding: 37,167,791 and 30,639,134 Ordinary Shares as of December 31, 2016 and December 31, 2015, respectively	1,561	1,284
Additional paid-in capital	204,052	145,878
Accumulated deficit	(75,566)	(46,230)
Accumulated other comprehensive loss	(62)	(130)
TOTAL SHAREHOLDERS' EQUITY	129,985	100,802
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 135,635	$ 105,245